Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Trading Symbol	ARCT
Entity Registrant Name	Arcturus Therapeutics Ltd.
Entity Central Index Key	0001566049
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false